SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Option Activity	The following table represents stock option activity for the years ended December 31, 2021 and 2020, respectively:

Employee share based option program	Weighted average share price	Number of shares (In thousands)
Options outstanding, January 1, 2020	$8.29	453
Granted	$8.29	536
Exercised	—	—
Forfeited, expired and cancelled	—	—
Options outstanding, December 31, 2020	$8.29	989
Granted	36.91	377
Exercised	—	—
Forfeited, expired and cancelled	(11.16)	(180)
Options outstanding, December 31, 2021	$21.88	1,186
Options exercisable, December 31, 2021		462

Employee share based option program	Weighted average Grant Date Fair Value	Number of shares (In thousands)
Non-vested, January 1, 2020	$10.28	453
Granted	$10.28	536
Exercised	—	—
Forfeited, expired and cancelled	—	—
Non-vested, December 31, 2020	$10.28	989
Granted	16.80	377
Forfeited, expired and cancelled	3.87	(180)
Vested	6.85	(462)
Options outstanding, December 31, 2021	$13.81	724

Schedule of Fair Value Inputs for Share-Based Compensation
The assumptions used in the Black-Scholes option pricing model, along with the certain other information regarding share-based compensation awards is as follows:

	December 31, 2021	December 31, 2020
Expected volatility (%)	66.00%	45.40%
Expected dividend growth rate (%)	0.00%	0.00%
Risk-free interest rate (%)	0.87%	0.90%
Expected term (years)	3.51	3.51
Weighted average contractual life (years)	3.76	3.50
Weighted average fair value of options granted	$16.80	$16.02
Weighted average exercise price - minimum	$18.12	$11.05
Weighted average exercise price - maximum	$55.25	$30.39
Aggregate intrinsic value of stock options outstanding	$3,047	$27,682
Compensation cost to be recognized for unvested options	$8,505	$5,564
Shareholder compensation expense	$2,565	$996
The earnout liabilities are determined using the monte carlo model, a Level 3 valuation. The significant inputs to the earnout liabilities and private warrant valuations are as follows:

June 30, 2022
Earnout Liabilities
Trigger price	$12.50 to $15.00
Stock price	$5.90 to $8.66
Volatility	90%
Time to maturity	2 years
Risk-free rate	3%
Dividend yield	—